SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2020
Accounting Policies [Abstract]
Summary of financial statement amounts and balances of the VIE and its subsidiaries
The following financial statement amounts and balances of the VIE and its subsidiaries
were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances:

	As of September 30,
	2019	2020
	RMB	RMB	USD
ASSETS
Cash and cash equivalents	55,926	15,227	2,243
Restricted cash	91,015	8,887	1,309
Accounts receivable	1,306	1,943	286
Amounts due from related parties	5,587	168	25
Prepaid rent and deposit	127,096	51,281	7,553
Advances to suppliers	64,028	32,122	4,731
Other current assets	146,316	44,400	6,539
Property and equipment, net	1,170,446	358,022	52,731
Intangible assets, net	1,240	222,123	32,715
Land use rights	10,734	10,448	1,539
Other assets	—	57,024	8,399

Total assets	1,673,694	801,645	118,070

Liabilities
Accounts payable	277,103	294,469	43,371
Amounts due to related parties	3,121	6,594	971
Deferred revenue	78,540	152,619	22,478
Short-term debt	319,103	540,808	79,653
Rental installment loans	756,749	54,505	8,028
Deposits from tenants	163,203	82,191	12,105
Accrued expenses and other current liabilities	93,908	912,513	134,399
Long-term debt	428,345	464,920	68,475
Long-term deferred rent	387,739	212,054	31,232

Total liabilities	2,507,811	2,720,673	400,712

	For the years ended September 30
	2018	2019	2020
	RMB	RMB	RMB	USD
Net revenues	889,937	1,233,770	1,207,963	177,914
Net loss	(251,555)	(177,738)	(1,500,305)	(220,971)

	For the years ended September 30
	2018	2019	2020
	RMB	RMB	RMB	USD
Net cash provided by operating activities	10,964	393,847	72,293	10,648
Net cash used in investing activities	(515,360)	(351,450)	(99,172)	(14,606)
Net cash provided by (used in) financing activities	411,219	39,567	(95,948)	(14,132)

Summary of expected useful lives of property and equipment, net	The expected useful lives are as follows:

Leasehold improvements	Shorter of the lease term or their estimated useful lives

Buildings	45 years

Furniture, fixtures and equipment	5-8 years

Motor vehicles	8 years

Schedule of estimated useful lives of intangible asset:
Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

Apartment rental contracts	Shorter of the lease term or 8 years

Trademarks	8 years

Software	10 years

Summary of fair value of financial assets and liabilities accounted for at fair value on a recurring basis
The following table summarizes the fair value of the Group’s financial liabilities that are accounted for at fair value on a recurring basis, by level within the fair value hierarchy, as of September 30, 2019 and 2020:

			Fair Value Measurements at Reporting Date Using
Years Ended September 30,	Description	Fair Value as of September 30 RMB	Quoted Prices in Active Markets for Identical Assets (Level 1) RMB	Significant Other Observable Inputs (Level 2) RMB	Significant Unobservable Inputs (Level 3) RMB	Total Gain for the Year Ended September 30, RMB

2019	Contingent earn-out	97,417			97,417	42,404
2020	liabilities	—			—	97,417

Summary of assets measured at fair value on a non-recurring basis
The following table presents the Group’s assets measured at fair value on a non-recurring
basis for the years ended September 30, 2018, 2019 and 2020:

			Fair Value Measurements at Reporting Date Using
Years Ended September 30,	Description	Fair Value as of September 30 RMB	Quoted Prices in Active Markets for Identical Assets (Level 1) RMB	Significant Other Observable Inputs (Level 2) RMB	Significant Unobservable Inputs (Level 3) RMB	Total Loss for the Year Ended September 30, RMB

2018	Property and	103,399			103,399	50,614
2019	equipment	124,993			124,993	46,213
2020		93,635			93,635	313,354
2020	Apartment rental agreements	134,452			134,452	425,341
2020	Trademarks	86,900			86,900	108,071